Provisions for Legal Proceedings (Details) - America [Member] - Civil [Member] - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Provisions for Legal Proceedings [Line Items]
Provision recognized	$ (81,226)	$ (42,200)
Payments amount	(68,640)	(90,300)
Remaining provision	$ 210,056	$ 126,140	$ 197,440	$ 174,240